Rule 497(e)
File Nos. 002-75503
811-03364

MAXIM SERIES FUND, INC.
Maxim Conservative Profile I Portfolio
Maxim Moderately Conservative Profile I Portfolio
Maxim Moderate Profile I Portfolio
Maxim Moderately Aggressive Profile I Portfolio
Maxim Aggressive Profile I Portfolio
Maxim Conservative Profile II Portfolio
Maxim Moderately Conservative Profile II Portfolio
Maxim Moderate Profile II Portfolio
Maxim Moderately Aggressive Profile II Portfolio
Maxim Aggressive Profile II Portfolio
(the “Profile Portfolios”)

Supplement dated June 23, 2010 to the Prospectus and Statement of Additional Information for Maxim Series Fund, Inc., both dated May 1, 2010

Effective immediately, the cover pages of the Prospectus and Statement of Additional Information for Maxim Series Fund, Inc. are revised to include the ticker symbols for the Profile Portfolios.  As a result, please note the addition of the ticker symbols for the Profile Portfolios to the cover pages of the Prospectus and Statement of Additional Information as follows:

Maxim Conservative Profile I Portfolio
Ticker:  MXVPX

Maxim Moderately Conservative Profile I Portfolio
Ticker:  MXTPX

Maxim Moderate Profile I Portfolio
Ticker:  MXOPX

Maxim Moderately Aggressive Profile I Portfolio
Ticker:  MXRPX

Maxim Aggressive Profile I Portfolio
Ticker:  MXPPX

Maxim Conservative Profile II Portfolio
Ticker:  MXCPX

Maxim Moderately Conservative Profile II Portfolio
Ticker:  MXDPX

Maxim Moderate Profile II Portfolio
Ticker:  MXMPX

Maxim Moderately Aggressive Profile II Portfolio
Ticker:  MXBPX

Maxim Aggressive Profile II Portfolio
Ticker:  MXAPX

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Statement of Additional Information, both dated May 1, 2010, and should be retained for future reference.